Allianz Life Insurance Company of North America
John P. Hite
Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7494
john.hite@allianzlife.com
www.allianzlife.com

VIA EDGAR
August 22, 2023
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:        Allianz Life Insurance Company of North America
File No. 333-268962 (Allianz Index Advantage+)
File No. 333-268963 (Allianz Index Advantage+ NF)
File No. 333-268826 (Allianz Index Advantage+ Income)
File No. 333-255394 (Allianz Index Advantage Income ADV)

Dear Sir/Madam:
Enclosed for filing, please find post-effective amendments to the above referenced Registration Statements on Form
N-4.  These amendments correspond to post-effective amendments previously submitted on June 23rd for the Form S-1 Registration Statements. As a result, the prospectuses in these post-effective amendments are substantially similar in nature to those previously filed post-effective amendments for the S-1 registrations.
The Company has received and responded to comments from the Commission, in a Correspondence filing submitted on August 15, 2023, for the previously filed Form S-1 Registration Statement post-effective amendments. Changes made in response to such comments will be incorporated in subsequent post-effective amendment filings. Further, any additional required prospectus disclosure, exhibits, and updated financial information, to include financial statements as of June 30, 2023 and December 31, 2022, will be provided in such additional post-effective amendments.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By:        /s/ John P. Hite
            John P. Hite